Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Deferred Performance Awards (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred performance awards [line Items]
Cash	£ 27	£ 32
Shares	24	30
Expenses charged in the year [member]
Disclosure of deferred performance awards [line Items]
Cash	10	12
Shares	9	13
Deferred performance awards	19
Expenses charged in the year [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	3
Shares	3
Deferred performance awards	6
Expenses charged in the year [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	7
Shares	6
Deferred performance awards	13
Expenses deferred to future periods [member]
Disclosure of deferred performance awards [line Items]
Cash	17	20
Shares	15	£ 17
Deferred performance awards	32
Expenses deferred to future periods [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	7
Shares	6
Deferred performance awards	13
Expenses deferred to future periods [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	10
Shares	9
Deferred performance awards	£ 19